UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       FORM13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one:  [ ]is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Husic Capital Management

Address:555 California Street Suite 1800

        San Francisco, CA 94104

Form 13F File Number: 28-4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lesley Jones

Title:  Chief Compliance Officer

Phone:  415/398-0800

Signature, Place, and Date of Signing:

/s/Lesley Jones                 San Francisco, CA      8/07/06
     [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total:  505698
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERIS INTERNATIONAL INC.      COM              014477103     1739    37938 SH       SOLE                    37938
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     1086    15681 SH       SOLE                    15681
AMERIGROUP CORP COM            COM              03073T102     1332    42906 SH       SOLE                    42906
ARCH COAL INC                  COM              039380100     5059   119389 SH       SOLE                    80764             38625
ATWOOD OCEANICS INC.           COM              050095108      825    16633 SH       SOLE                    16633
BALLY TECHNOLOGIES INC.        COM              05874B107      805    48854 SH       SOLE                    48854
BUCYRUS INTERNATIONAL INC      COM              118759109     3345    66229 SH       SOLE                    59810              6419
CAMECO CORP                    COM              13321L108     8733   218496 SH       SOLE                   102416            116080
CASTLE BRANDS INC.             COM              148435100     3104   400500 SH       SOLE                   169718            230782
CENTRAL EUROPEAN MEDIA ENTERPR COM              G20045202     7815   123682 SH       SOLE                    72641             51041
CHAPARRAL STEEL CO.            COM              159423102    20048   278366 SH       SOLE                   167427            110939
CLEVELAND CLIFFS INC.          COM              185896107      544     6864 SH       SOLE                     6864
CNX GAS CORP                   COM              12618H309     3965   132159 SH       SOLE                    58137             74022
COMMERCIAL METALS COMPANY      COM              201723103     1001    38960 SH       SOLE                    38960
CONSOL ENERGY INC.             COM              20854P109     5264   112676 SH       SOLE                    56768             55908
DEXCOM INC.                    COM              252131107    10441   768873 SH       SOLE                   445975            322898
DIAMOND OFFSHORE DRILL COM     COM              25271C102     8916   106237 SH       SOLE                    52395             53842
DRIL-QUIP INC                  COM              262037104     1473    17864 SH       SOLE                    17864
DXP ENTERPRISES INC.           COM              233377407     3272   105323 SH       SOLE                   105323
EMPIRE RESOURCES INC.          COM              29206E100      318    24018 SH       SOLE                    24018
ENGLOBAL CORP                  COM              293306106     6646   853120 SH       SOLE                   492507            360613
ENSCO INTERNATIONAL            COM              26874Q100     2983    64811 SH       SOLE                    35687             29124
FMC TECHNOLOGIES INC.          COM              30249U101     5834    86481 SH       SOLE                    49284             37197
FOSTER WHEELER LTD             COM              G36535139    11284   261203 SH       SOLE                   138307            122896
FOUNDATION COAL HOLDINGS INC.  COM              35039W100     5778   123114 SH       SOLE                    53853             69261
FREEPORT MCMORAN COPPER GOLD   COM              35671D857     1096    19774 SH       SOLE                     8692             11082
FREIGHTCAR AMERICA INC.        COM              357023100      502     9038 SH       SOLE                     9038
GARMIN LTD                     COM              G37260109     1068    10131 SH       SOLE                     1314              8817
GERDAU AMERISTEEL CORP.        COM              37373P105    22072  2198372 SH       SOLE                  1293781            904591
GMX RESOURCES INC              COM              38011M108      793    25646 SH       SOLE                    25646
HELIX ENERGY SOLUTIONS GROUP   COM              42330P107     5911   146460 SH       SOLE                    64592             81868
HYDRIL CO COM                  COM              448774109    15749   200574 SH       SOLE                   115738             84836
IPSCO INC.                     COM              462622101      282     2947 SH       SOLE                     2947
ITRON INC.                     COM              465741106      301     5085 SH       SOLE                      397              4688
JOY GLOBAL INC.                COM              481165108    12159   233429 SH       SOLE                   138355             95074
KOPPERS HOLDINGS INC.          COM              50060P106     1733    86709 SH       SOLE                    86709
LUFKIN INDUSTRIES INC          COM              549764108      329     5537 SH       SOLE                     5537
MANKIND CORP.                  COM              56400P201     9601   450547 SH       SOLE                   222325            228222
MCDERMOTT INTL INC COM         COM              580037109     8452   185870 SH       SOLE                   100493             85377
MOVIE GALLERY INC COM          COM              624581104     9647  1553436 SH       SOLE                   906381            647055
MUELLER WATER PRODUCTS         COM              624758108     1729    99300 SH       SOLE                    99300
NATCO GROUP                    COM              63227W203    13307   331023 SH       SOLE                   238514             92509
NEKTAR THERAPEUTICS            COM              640268108     7337   400030 SH       SOLE                   198649            201381
NII HOLDINGS INC               COM              62913F201     9584   169982 SH       SOLE                   101164             68818
OCEANEERING INTL INC COM       COM              675232102     8575   187025 SH       SOLE                    77400            109625
OLYMPIC STEEL INC.             COM              68162K106      697    19701 SH       SOLE                    19701
ORACLE CORP                    COM              68389X105      353    24383 SH       SOLE                     3084             21299
OREGON STL MLS INC COM         COM              686079104    18558   366319 SH       SOLE                   215122            151197
PACIFIC ETHANOL INC.           COM              69423U107      315    13639 SH       SOLE                      985             12654
PEABODY ENERGY CORP            COM              704549104    18710   335599 SH       SOLE                   175988            159611
PENWEST PHARMACEUTICALS CO     COM              709754105      292    13394 SH       SOLE                    10189              3205
PINNACLE ENTERTAINMENT INC.    COM              723456109      237     7723 SH       SOLE                     7723
QUANTUM FUEL SYSTEMS TECH WORL COM              74765E109     9804  2883638 SH       SOLE                  1658379           1225259
RELIANCE STEEL & ALUMINUM CO   COM              759509102     1166    14052 SH       SOLE                    14052
RF MICRODEVICES INC COM        COM              749941100      281    46996 SH       SOLE                     3395             43601
SEARS HOLDINGS CORP            COM              812350106    14606    94049 SH       SOLE                    47157             46892
SEITEL INC.                    COM              816074405    13423  3770608 SH       SOLE                  2240527           1530081
SILICON LABORATORIES INC COMMO COM              826919102      316     8999 SH       SOLE                      702              8297
SIRF TECHNOLOGY HOLDINGS INC.  COM              82967H101     1500    46569 SH       SOLE                    30395             16174
SUNCOR ENERGY INC.             COM              867229106     9402   116054 SH       SOLE                    62864             53190
SYNTROLEUM CORP                COM              871630109      536    88375 SH       SOLE                    88375
TELLABS INC                    COM              879664100      491    36884 SH       SOLE                     2665             34219
TODCO                          COM              88889T107    26729   654328 SH       SOLE                   379062            275266
TRANSACT TECHNOLOGIES INC.     COM              892918103     2072   201213 SH       SOLE                   171871             29342
TRANSOCEAN OFFSHORE COM        COM              G90078109     9756   121461 SH       SOLE                    57559             63902
ULTRA PETROLEUM CORP           COM              903914109    23646   398957 SH       SOLE                   226136            172821
UNITED STATES STEEL CORP       COM              912909108     7807   111332 SH       SOLE                    59117             52215
US GLOBAL INVESTORS INC.       COM              902952100     3072   145262 SH       SOLE                   145262
VA SOFTWARE CORPORATION        COM              91819B105    13878  3576807 SH       SOLE                  2053826           1522981
VITALSTREAM HOLDINGS <Private  COM              92847T209     2193   421686 SH       SOLE                   421686
VITALSTREAM HOLDINGS INC       COM              92847T209    13810  1302811 SH       SOLE                   727236            575575
WALTER INDUSTRIES INC.         COM              93317Q105    16229   281515 SH       SOLE                   154894            126621
WYNN RESORTS LTD               COM              983134107    17080   233019 SH       SOLE                   131605            101414
ACERGY SA                                       00443E104    15860  1036619 SH       SOLE                   629010            407609
AMERICA MOVIL SA DE CV                          02364W105    10332   310630 SH       SOLE                   137539            173091
SONY CORP                                       835699307      710    16123 SH       SOLE                    16123